Expense Example {- Fidelity SAI Emerging Markets Low Volatility Index Fund} - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-11 - Fidelity SAI Emerging Markets Low Volatility Index Fund - Fidelity SAI Emerging Markets Low Volatility Index Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 24
3 years	74
5 years	130
10 years	$ 293